Borrowings (Scheduled Maturities of Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Borrowings [Abstract]
2013	$ 1,000
2014	6,000
Federal Home Loan Bank, Advances, Total	$ 7,000